Corporate income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2024
Corporate income tax and deferred taxes [Abstract]
Disclosure of current and deferred tax expense and tax paid [Table Text Block]

(Million euro)	2024 DEC	2023 DEC	2022 DEC
Tax expense of the year	(145)	(115)	(30)
Current tax expense	(107)	(146)	(64)
Deferred tax expense	(28)	65	42
Withholdings in a foreign operation	(36)	(73)	(51)
Change to the prior-year tax evaluation and other	26	39	43

Disclosure of corporate income tax expense for the year and the applicable tax rate [Table Text Block]

(Million euro)	2024 DEC	2023 DEC	2022 DEC
Profit/(Loss) before tax on continuing operations	3,621	610	271
Results of associates	(239)	(215)	(164)
Pass-through tax rules (USA & Canada)	(147)	(93)	(71)
Divestments completed during the year (note 1.1.5)	(2,814)	—	—
Profit/(Loss) before tax on continuing operations adjusted	421	302	36
Theoretical income tax expense (25.8%)	(109)	(78)	(9)
Recognition of previously unrecognized tax losses / Unrecognized tax losses of the year	(16)	(5)	(38)
Ruling related to Royal Decree-Law 3/2016 (Spain)	31	—	—
Withholding tax	(36)	(73)	(51)
Other adjustments	(15)	40	68
Income Tax expense	(145)	(115)	(30)
Effective tax rate (%)	4.0%	18.8%	11.1%

Disclosure of deferred taxes [text block]

ASSETS
(Million euro)	2023	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2024
Tax credits	503	(40)	48	—	26	537
Differences between tax and accounting criteria	422	(93)	38	3	7	377
Equity measurement adjustments	48	2	4	143	—	197
Other items	33	—	15	—	1	48
TOTAL	1,006	(131)	105	145	34	1,159

LIABILITIES
(Million euro)	2023	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2024
Deferred taxes on goodwill	22	(1)	1	—	—	22
Deferred fair value adjustments to acquisitions	308	(17)	(7)	—	17	301
Differences between tax and accounting criteria	561	(169)	119	2	35	548
Equity measurement adjustments	69	1	5	156	2	234
Other items	126	(9)	15	—	2	134
TOTAL	1,086	(194)	133	158	57	1,239

ASSETS
(Million euro)	2022	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2023
Tax credits	370	26	119	—	(13)	503
Differences between tax and accounting criteria	274	46	87	4	11	422
Equity measurement adjustments	86	(1)	11	(47)	—	48
Other items	55	9	(31)	1	—	33
TOTAL	784	80	186	(42)	(2)	1,006

LIABILITIES
(Million euro)	2022	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2023
Deferred taxes on goodwill	21	—	1	—	—	22
Deferred fair value adjustments to acquisitions	315	13	(12)	—	(8)	308
Differences between tax and accounting criteria	378	65	131	—	(13)	561
Equity measurement adjustments	64	2	1	3	(1)	69
Other items	145	(22)	—	—	2	126
TOTAL	924	58	121	3	(20)	1,086

Disclosure tax losses carry forward pending to be offset [Table Text Block]

2024
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US tax consolidated group	2,138	No expiry date	493	443
Spanish tax consolidated group	303	No expiry date	76	23
Netherlands tax consolidated group	288	No expiry date	74	10
UK	218	No expiry date	55	—
Turkey	107	2025-2029	27	—
Australia	30	No expiry date	9	—
Canada	28	2035-2045	7	—
Other	579	2024-No expiry date	146	41
Total	3,691		887	517

2023
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US tax consolidated group	1,790	No expiry date	409	376
Spanish tax consolidated group	585	No expiry date	146	36
Netherlands tax consolidated group	227	No expiry date	59	—
UK	201	No expiry date	50	5
Canada	106	2024-2044	28	20
Turkey	81	2024-2028	20	—
Other	559	2024 - No expiry date	141	36
Total	3,549		853	473